Trade and Other Receivables - Summary of Detailed Information about Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019
Trade And Other Current Receivables [Abstract]
Trade receivables	$ 570,609	$ 442,148		$ 443,718
Other receivables	27,264	10,093		19,357
Trade and other receivables	$ 597,873	$ 452,241	[1]	$ 463,075

[1]	Recasted for change in presentation currency (see note 2c))